Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	28

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.29688%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$880,669.94

Principal:
Principal Collections	$12,781,922.50
Prepayments in Full	$5,420,503.50
Liquidation Proceeds	$280,500.85
Recoveries	$78,111.49
Sub Total	$18,561,038.34
Collections	$19,441,708.28

Purchase Amounts:
Purchase Amounts Related to Principal	$88,066.28
Purchase Amounts Related to Interest	$546.89
Sub Total	$88,613.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,530,321.45

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,530,321.45
Servicing Fee	$330,089.54	$330,089.54	$0.00	$0.00	$19,200,231.91
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,200,231.91
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,200,231.91
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,200,231.91
Interest - Class A-3 Notes	$219,673.14	$219,673.14	$0.00	$0.00	$18,980,558.77
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$18,843,518.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,843,518.77
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$18,792,464.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,792,464.44
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$18,754,048.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,754,048.19
Regular Principal Payment	$16,987,502.20	$16,987,502.20	$0.00	$0.00	$1,766,545.99
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,766,545.99
Residual Released to Depositor	$0.00	$1,766,545.99	$0.00	$0.00	$0.00
Total		$19,530,321.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,987,502.20
Total					$16,987,502.20

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,987,502.20	$55.66	$219,673.14	$0.72	$17,207,175.34	$56.38
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$16,987,502.20	$16.14	$446,183.72	$0.42	$17,433,685.92	$16.56

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$189,645,875.11	0.6213823	$172,658,372.91	0.5657221
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$345,055,875.11	0.3278098	$328,068,372.91	0.3116713

Pool Information
Weighted Average APR	2.697%	2.688%
Weighted Average Remaining Term	35.11	34.30
Number of Receivables Outstanding	26,613	26,037
Pool Balance	$396,107,444.52	$377,292,980.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$366,328,856.84	$349,120,563.84
Pool Factor	0.3461981	0.3297542

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$28,172,416.35
Targeted Overcollateralization Amount	$49,224,607.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,224,607.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$243,471.20
(Recoveries)		95	$78,111.49
Net Loss for Current Collection Period			$165,359.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5010%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6424%
Second Prior Collection Period			0.9587%
Prior Collection Period			0.7034%
Current Collection Period			0.5131%
Four Month Average (Current and Prior Three Collection Periods)			0.7044%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,073	$8,330,297.76
(Cumulative Recoveries)			$1,071,659.49
Cumulative Net Loss for All Collection Periods			$7,258,638.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6344%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,018.47
Average Net Loss for Receivables that have experienced a Realized Loss			$3,501.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.28%	263	$4,811,860.01
61-90 Days Delinquent	0.17%	30	$647,031.50
91-120 Days Delinquent	0.04%	6	$136,711.37
Over 120 Days Delinquent	0.15%	28	$573,286.68
Total Delinquent Receivables	1.64%	327	$6,168,889.56

Repossession Inventory:
Repossessed in the Current Collection Period		18	$319,505.03
Total Repossessed Inventory		33	$584,019.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2496%
Prior Collection Period			0.2104%
Current Collection Period			0.2458%
Three Month Average			0.2353%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3597%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer